Supplemental Disclosures of Cash Flow Information (Details) - Schedule of supplemental disclosures of cash flow information - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of supplemental disclosures of cash flow information [Abstract]
Interest paid	$ 139,016		$ 415,451	$ 413,894
Income tax paid
Business combinations:
Current Assets	5,201,957	1,734,663	2,255,479
Intangible assets	1,848,000		4,030,000
Deferred tax liability		157,052		635,000
Preliminary goodwill	1,690,915	1,720,726
Deferred tax liability	(325,000)
Assumed liabilities	(111,442)	(3,195,726)	17,500
Cash acquired in acquisitions, net of working capital adjustment	1,174,654	1,268,285	1,631,285
Financing:
Due to seller (net cash paid to seller after closing)	944,055	233,000	4,622,792
Note payable seller	850,000	855,000	1,353,979
Common Shares
Deemed Dividend related to issuance of Preferred stock	1,527,086
Additional Paid-in Capital – common shares and warrants issued	757,772
Common stock		415
Additional Paid in Capital		829,585
Operating lease, ROU assets and liabilities	$ 466,294		$ 373,916